Material Accounting Policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
	Dec. 31, 2023	Jun. 15, 2021
Significant Accounting Policies [Line Items]
Percentage of outstanding common shares to be issuable to settle share units granted under the stock option plan		1.50%
Computer equipment | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	3 years
Computer equipment | Top of range
Significant Accounting Policies [Line Items]
Estimated life	4 years
Mining equipment | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	5 years
Mining equipment | Top of range
Significant Accounting Policies [Line Items]
Estimated life	15 years
Vehicles
Significant Accounting Policies [Line Items]
Estimated life	4 years